Short Term Deposits - Schedule of Short Term Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Short Term Deposits [Line Items]
Bank deposits		$ 3,861
U.S [Member]
Schedule of Short Term Deposits [Line Items]
Bank deposits		61
NIS [Member]
Schedule of Short Term Deposits [Line Items]
Bank deposits		$ 3,800